Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	First Mining Gold Corp.
Entity Central Index Key	0001641229
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	697,216,453
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020